Investments in joint ventures	9 Months Ended
Sep. 30, 2020
Investments in joint ventures
Investments in joint ventures

7. Investments in joint ventures

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Accumulated earnings of joint ventures	$5,472	$3,270

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2020	2019	2020	2019
Time charter revenues	$19,899	$19,802	$60,275	$57,669
Other income	1,892	1,837	6,847	6,132
Total revenues	21,791	21,639	67,122	63,801
Operating expenses	(3,913)	(4,957)	(15,535)	(13,183)
Depreciation, amortization and impairment (1)	(5,135)	(5,208)	(15,411)	(15,525)
Operating income	12,743	11,474	36,176	35,093
Unrealized gain (loss) on derivative instruments	4,452	(4,329)	(14,527)	(18,708)
Other financial expense, net	(5,801)	(6,055)	(17,706)	(18,050)
Income (loss) before tax	11,394	1,090	3,943	(1,665)
Income tax expense	—	—	—	—
Net income (loss)	$11,394	$1,090	$3,943	$(1,665)
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	5,697	545	1,971	(833)
Eliminations	77	76	231	231
Equity in earnings (losses) of joint ventures	$5,774	$621	$2,202	$(602)
(1)	At the completion of the class renewal survey of the Neptune during the three months ended September 30, 2019, certain equipment was identified that was impaired for a total of $149.

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Cash and cash equivalents	$16,934	$17,897
Restricted cash	8,779	9,250
Other current assets	2,012	973
Total current assets	27,725	28,120
Restricted cash	27,013	34,650
Vessels, net of accumulated depreciation	504,449	521,060
Total long-term assets	531,462	555,710
Current portion of long-term debt	29,641	28,297
Amounts and loans due to owners and affiliates	308	629
Derivative instruments	14,947	13,089
Refund liabilities (1)	6,968	26,691
Other current liabilities	11,153	10,327
Total current liabilities	63,017	79,033
Long-term debt	352,932	375,091
Loans due to owners and affiliates	8,139	7,663
Derivative instruments	71,739	59,070
Other long-term liabilities	37,397	40,952
Total long-term liabilities	470,207	482,776
Net assets (liabilities)	$25,963	$22,021
Share of joint ventures owned	50%	50%
Share of joint ventures net assets (liabilities) before eliminations	12,982	11,011
Eliminations	(7,510)	(7,741)
Accumulated earnings (losses) of joint ventures	$5,472	$3,270
(1)	Refund liabilities include the liability for the boil-off claim (refer to note 14) and other refundable amounts due to the charterer.